Cash and Investment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
Cash and Cash Equivalents [Abstract]
Available-for-sale investments	$ 13,038	$ 18,086
Cash	805	854
Equity method investments	1,446	1,038
Loans receivable	971	1,072
Non-marketable cost method investments	1,769	1,270
Reverse repurchase agreements	718	800
Trading assets	9,063	8,441
Total cash and investments	$ 27,810	$ 31,561